Commitments and Contingencies (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Lease Obligations
Operating leases, Total	$ 4,678
2013	917
2014	824
2015	503
2016	340
2017	190
Thereafter	$ 1,904